Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and current accrued expenses and other consisted - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and current accrued expenses and other consisted [Abstract]
Accounts payable	$ 2,641	$ 1,530	$ 1,014
Accrued payroll liabilities	430	198	127
Accrued expense	15,291	17,145	209
Deferred revenue	160	39
Accrued interest	148	4
Total accounts payable and accrued expenses	$ 18,670	$ 18,916	$ 1,350